SCHEDULE OF REVERSE CAPITALIZATION (Details) - USD ($)	Jul. 31, 2026	Sep. 30, 2025	Jul. 31, 2025
Restructuring Cost and Reserve [Line Items]
Net liabilities		$ (28,895)
Cash	$ 2,865,872	1,955,450	$ 575,111
Prepaid expenses and other current assets	1,928,109	674,533	55,731
Property and equipment, net	102,218	5,252	107,965
TOTAL ASSETS	7,597,812	2,635,235	2,722,502
Accounts payable	221,872	261,083	289,246
Accrued expenses and other current liabilities	454,477	2,403,047	603,504
TOTAL LIABILITIES	$ 3,421,205	2,664,130	$ 1,768,211
Talen Tec [Member]
Restructuring Cost and Reserve [Line Items]
Net liabilities		$ 28,895